Note 25 - Subsequent Events (Details Textual)	Apr. 23, 2019 USD ($)	Apr. 01, 2019 CAD ($)	Apr. 23, 2019 $ / shares shares	Apr. 18, 2019 USD ($)	Apr. 01, 2019 USD ($) shares	Apr. 01, 2019 CAD ($) $ / shares shares	Feb. 01, 2019 USD ($)	Mar. 21, 2018	May 11, 2016 USD ($)
DenseLight [member]
Statement Line Items [Line Items]
Total consideration transferred, acquisition-date fair value									$ 10,783,130
Liabilities incurred									$ 283,130
Major business combination [member] | DenseLight [member]
Statement Line Items [Line Items]
Liabilities incurred							$ 4,000,000
Major business combination [member] | DenseLight [member] | Bottom of range [member]
Statement Line Items [Line Items]
Total consideration transferred, acquisition-date fair value							26,000,000
Proceeds from borrowings, classified as financing activities		$ 34,500,000
Major business combination [member] | DenseLight [member] | Top of range [member]
Statement Line Items [Line Items]
Total consideration transferred, acquisition-date fair value							$ 30,000,000
Proceeds from borrowings, classified as financing activities		40,000,000
Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Number of common shares per equity unit issued								1
Number of common shares purchase warrants per equity unit issued								0.5
Number of common shares entitled per whole warrant								1
Potential ordinary share transactions [member] | Compensation units [member]
Statement Line Items [Line Items]
Number of common shares entitled per whole warrant								1
Issuance of borrowings [member] | Insiders of Poet Technologies [member]
Statement Line Items [Line Items]
Subscription, percent					37.00%	37.00%
Subscription					$ 710,000
Issuance of borrowings [member] | Insiders of IBK Capital [member]
Statement Line Items [Line Items]
Subscription, percent					10.00%	10.00%
Subscription					$ 200,000
Issuance of borrowings [member] | Equity units [member]
Statement Line Items [Line Items]
Number of common shares per equity unit issued					1	1
Number of common shares purchase warrants per equity unit issued					0.5	0.5
Number of equity units exercisable per compensation option | shares					1	1
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement		$ 0.50
Equity units, expiration period		2 years
Issuance of borrowings [member] | Convertible debentures [member]
Statement Line Items [Line Items]
Proceeds from borrowings, classified as financing activities		$ 1,929,000
Total borrowings					$ 14,000,000
Borrowings, interest rate					12.00%	12.00%
Borrowings yet to be issued						$ 1,600,000
Borrowings, interest rate, monthly payable					1.00%	1.00%
Convertible borrowings, conversion price | $ / shares						$ 0.40
Convertible borrowings, shares callable | shares					4,822,500	4,822,500
Issuance of borrowings [member] | Bridge loan [member]
Statement Line Items [Line Items]
Proceeds from borrowings, classified as financing activities	$ 2,000,000
Line of credit, maximum borrowing capacity				$ 5,000,000
Issuance of warrants [member]
Statement Line Items [Line Items]
Number of shares called by warrants | shares			3,289,500
Exercise price of warrants | $ / shares			$ 0.35